CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Employee benefits (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Employee benefits
Current	$ 33,210,979	$ 35,955,643
Non-current	9,415,541	8,286,355
Total	42,626,520	44,241,998
Accrued vacations
Employee benefits
Total	19,536,809	20,769,275
Employee remuneration payable
Employee benefits
Total	13,674,170	15,186,368
Indemnities for years of service
Employee benefits
Total	$ 9,415,541	$ 8,286,355